Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

21 LEASES

The Group has lease contracts for various office spaces used in its operations. Leases of such office spaces generally have lease terms between 1 and 5 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets.

There are several lease contracts that include extension and termination options and variable lease payments.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the year:

ROU
USD
At January 1, 2021	254,653
Depreciation expense (note 8)	(84,884)
At December 31, 2021	169,769

Additions during the year	247,789
Depreciation expense (note 8)	(121,020)
At December 31, 2022	296,538

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2022	2021
	USD	USD

As at January 1	240,200	319,413
Additions during the year	247,789	-
Accretion of interest (note 9)	58,610	57,779
Payments	(189,555)	(136,992)
As at December 31	357,044	240,200

	2022	2021
	USD	USD

Current	188,245	104,233
Non-current	168,799	135,967
	357,044	240,200

The maturity analysis of lease liabilities is disclosed in Note 29

	2022	2021
	USD	USD

Depreciation expense of right-of-use assets (note 8)	121,020	84,884
Interest expense on lease liabilities (note 9)	58,610	57,779
Expenses relating to short-term lease (note 8)	514,643	474,865
Total amount recognized in profit or loss	694,273	617,528

There are no potential future rental payments, on account of extension options expected not to be exercised and termination option expected to be exercised, relating to periods following the exercise date of extension and termination options that are not included in the lease term.